Shareholder Report	6 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Document Period End Date	May 31, 2024
Class A – PSNYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	PSNYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C– PNYCX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	PNYCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I – DNYIX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DNYIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y – DNYYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DNYYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Z – DNYAX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DNYAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A – PSNYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$41	0.81%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.81%	[1],[2]
Net Assets	$ 924,000,000
Holdings Count	221
Portfolio Turnover	8.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C– PNYCX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$79	1.58%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 79	[3]
Expense Ratio, Percent	1.58%	[3],[4]
Net Assets	$ 924,000,000
Holdings Count	221
Portfolio Turnover	8.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I – DNYIX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$28	0.56%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.56%	[5],[6]
Net Assets	$ 924,000,000
Holdings Count	221
Portfolio Turnover	8.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y – DNYYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.56%*

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[7]
Net Assets	$ 924,000,000
Holdings Count	221
Portfolio Turnover	8.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Z – DNYAX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of May 17, 2024, the commencement of the Fund’s Class Z shares, to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$3	0.71%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 3	[8]
Expense Ratio, Percent	0.71%	[8],[9]
Net Assets	$ 924,000,000
Holdings Count	221
Portfolio Turnover	8.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• On May 17, 2024, the Fund commenced offering Class Z shares.

• As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Fund’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc. (the “Acquired Fund”) were transferred to the Fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the Fund in an amount equal to the aggregate net asset value of their investment in the Fund’s Class Z shares at the time of the exchange.

This is a summary of certain changes to the Fund since May 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since May 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]	Annualized
[8]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[9]	Annualized